Calvert
Bond Fund
June 30, 2021
Schedule of Investments (Unaudited)

Asset-Backed Securities — 13.9%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$1,568	$ 1,683,843
Affirm Asset Securitization Trust:
Series 2020-A, Class A, 2.10%, 2/18/25(1)	6,506	6,566,427
Series 2021-A, Class A, 0.88%, 8/15/25(1)	1,905	1,908,368
Avant Loans Funding Trust, Series 2020-REV1, Class C, 4.17%, 5/15/29(1)	2,000	2,011,256
Chesapeake Funding II, LLC, Series 2018-2A, Class A1, 3.23%, 8/15/30(1)	4,432	4,467,616
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	8,821	8,827,195
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	668	713,640
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	5,999	5,980,145
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	1,268	1,266,697
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40(1)	205	205,971
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	6,808	7,272,098
ExteNet, LLC, Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	4,625	4,776,701
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	8,161	8,299,894
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	1,195	1,252,956
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	2,114	2,246,856
Helios Issuer, LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	3,740	3,909,195
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	4,928	5,061,323
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	3,578	3,850,128
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	913	851,051
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	339	276,933
Marlette Funding Trust:
Series 2020-2A, Class B, 1.83%, 9/16/30(1)	7,610	7,663,517
Series 2021-1A, Class A, 0.60%, 6/16/31(1)	1,100	1,100,859
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	2,842	3,126,848
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	10,559	10,981,589
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	850	851,769
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	997	1,017,773
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	835	876,394
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	2,049	2,019,318
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	2,552	2,551,632
Series 2021-1A, Class A, 1.51%, 12/20/46(1)	4,635	4,600,745
Security	Principal Amount (000's omitted)	Value
Mosaic Solar Loans LLC, Series 2017-1A, Class A, 4.45%, 6/20/42(1)	$160	$ 175,159
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	5,425	5,609,807
OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, 3/14/29(1)	8,051	8,078,734
Oportun Funding XIII, LLC, Series 2019-A, Class A, 3.08%, 8/8/25(1)	5,855	5,998,473
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	1,893	1,886,539
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	6,319	6,341,218
Series 2021-B, Class B, 1.96%, 5/8/31(1)	1,694	1,701,046
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	7,985	8,051,419
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	4,315	4,318,095
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	7,868	7,927,515
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	3,118	3,159,738
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49(1)	3,300	3,471,628
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	2,012	2,091,350
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	2,368	2,498,256
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	10,481	11,084,049
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	309	308,880
Series 2020-A, Class A, 2.62%, 12/15/26(1)	835	837,724
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	1,724	1,807,645
SolarCity LMC Series III, LLC:
Series 2014-2, Class A, 4.02%, 7/20/44(1)	11,279	11,536,220
Series 2014-2, Class B, 5.44%, 7/20/44(1)	5,431	5,465,750
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	4,560	4,833,825
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	6,447	6,521,658
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	27,010	28,625,070
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	2,210	2,278,941
Sunnova Helios II Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	1,030	1,025,754
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	9,040	9,278,175
Sunnova Sol Issuer, LLC:
Series 2020-1A, Class A, 3.35%, 2/1/55(1)	1,434	1,502,678
Series 2020-1A, Class B, 5.54%, 2/1/55(1)	2,547	2,643,860

Calvert
Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	$2,839	$ 3,031,227
Sunrun Vulcan Issuer, LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)	3,500	3,542,924
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	1,519	1,636,456
Taco Bell Funding, LLC, Series 2018-1A, Class A2I, 4.318%, 11/25/48(1)	4,875	4,905,683
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	3,739	3,985,896
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	41	41,209
Series 2018-B, Class C, 4.36%, 10/20/21(1)	3,075	3,085,278
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	826	829,613
Series 2019-A, Class A3, 2.16%, 10/20/22(1)	11,727	11,885,373
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	2,355	2,404,734
Series 2020-A, Class A3, 0.68%, 12/20/23(1)	977	981,486
Series 2020-A, Class A4, 0.78%, 12/20/23(1)	1,236	1,244,355
Theorem Funding Trust, Series 2020-1A, Class A, 2.48%, 10/15/26(1)	4,281	4,309,102
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	4,222	4,548,626
Vantage Data Centers Issuer, LLC:
Series 2018-2A, Class A2, 4.196%, 11/16/43(1)	2,143	2,238,275
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	2,854	2,956,426
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	7,960	7,930,035
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	6,271	6,335,875
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	2,238	2,057,891
Series 2020-A, Class C, 6.657%, 3/15/45(1)	1,014	724,984
Total Asset-Backed Securities (identified cost $317,934,097)		$323,953,391

Collateralized Mortgage Obligations — 3.5%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 1.80%, (SOFR + 1.75%), 3/25/31(1)(2)	$2,240	$ 2,272,269
Series 2021-1A, Class M1B, 2.25%, (SOFR + 2.20%), 3/25/31(1)(2)	1,550	1,602,818
Series 2021-2A, Class M1A, 1.25%, (SOFR + 1.20%), 6/25/31(1)(2)	3,488	3,500,487
Eagle Re, Ltd., Series 2021-1, Class M1A, 1.75%, (SOFR + 1.70%), 10/25/33(1)(2)	5,267	5,304,778
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 2.592%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	$4,773	$ 4,879,762
Series 2017-HQA2, Class M2, 2.742%, (1 mo. USD LIBOR + 2.65%), 12/25/29(2)	1,426	1,453,035
Series 2018-DNA1, Class M2, 1.892%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	1,749	1,761,475
Series 2018-DNA1, Class M2AT, 1.142%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	3,615	3,604,888
Series 2019-DNA3, Class M2, 2.142%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	7,830	7,920,422
Series 2019-DNA4, Class M2, 2.042%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	2,054	2,067,949
Series 2020-DNA2, Class M1, 0.842%, (1 mo. USD LIBOR + 0.75%), 2/25/50(1)(2)	925	926,976
Series 2020-DNA5, Class M1, 1.35%, (SOFR + 1.30%), 10/25/50(1)(2)	466	467,482
Series 2020-DNA5, Class M2, 2.85%, (SOFR + 2.80%), 10/25/50(1)(2)	1,710	1,737,437
Series 2020-DNA6, Class M2, 2.05%, (SOFR + 2.00%), 12/25/50(1)(2)	4,415	4,464,256
Series 2021-DNA3, Class M1, 0.80%, (SOFR + 0.75%), 10/25/33(1)(2)	4,115	4,125,710
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 5.342%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	1,406	1,471,490
Series 2014-C02, Class 1M2, 2.692%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	1,200	1,209,501
Series 2014-C02, Class 2M2, 2.692%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	834	843,365
Series 2014-C03, Class 1M2, 3.092%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	1,216	1,226,415
Series 2014-C03, Class 2M2, 2.992%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	1,168	1,195,362
Series 2014-C04, Class 1M2, 4.992%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	10,114	10,487,080
Series 2017-C06, Class 1M2, 2.742%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	1,841	1,873,318
Series 2018-R07, Class 1M2, 2.492%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	1,771	1,784,265
Series 2019-R05, Class 1M2, 2.092%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	322	324,005
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	1,952	2,126,394
Home Re, Ltd.:
Series 2021-1, Class M1B, 1.642%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(2)	4,255	4,320,008
Series 2021-1, Class M2, 2.942%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(2)	2,500	2,478,405
Oaktown Re VI, Ltd., Series 2021-1A, Class M1A, 1.70%, (SOFR + 1.65%), 10/25/33(1)(2)	4,000	4,040,956

Calvert
Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Toorak Mortgage Corp., Ltd., Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(3)	$2,220	$ 2,233,862
Total Collateralized Mortgage Obligations (identified cost $81,403,267)		$ 81,704,170

Commercial Mortgage-Backed Securities — 8.4%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(4)	$9,685	$ 8,732,091
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(4)	4,805	3,965,874
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 0.993%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	8,808	8,829,766
Series 2019-XL, Class B, 1.153%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	2,865	2,873,126
Extended Stay America Trust:
Series 2021-ESH, Class A, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(5)	2,020	2,030,728
Series 2021-ESH, Class C, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(5)	7,048	7,094,238
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	19,890	21,257,075
Series KG03, Class A2, 1.297%, 6/25/30(4)	4,615	4,541,425
Series KSG1, Class A2, 1.503%, 9/25/30	4,386	4,402,378
Series KW06, Class A2, 3.80%, 6/25/28(4)	5,335	6,143,614
Series W5FX, Class AFX, 3.336%, 4/25/28(4)	1,896	2,113,833
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.023%, 9/25/27(4)	5,763	6,316,597
Series 2018-M4, Class A2, 3.147%, 3/25/28(4)	5,078	5,640,257
Series 2018-M13, Class A2, 3.697%, 9/25/30(4)	17,300	20,404,373
Series 2019-M1, Class A2, 3.673%, 9/25/28(4)	10,914	12,483,525
Series 2019-M9, Class A2, 2.937%, 4/25/29	4,942	5,464,745
Series 2019-M22, Class A2, 2.522%, 8/25/29	15,827	16,989,857
Series 2020-M1, Class A2, 2.444%, 10/25/29	13,443	14,429,896
Series 2020-M20, Class A2, 1.435%, 10/25/29	9,220	9,208,232
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 3.342%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	505	513,193
Series 2020-01, Class M10, 3.842%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	4,944	5,160,884
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,335	1,047,896
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(4)	385	113,238
Security	Principal Amount (000's omitted)	Value
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.773%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)(6)	$9,765	$ 9,772,415
Series 2019-BPR, Class A, 1.473%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)(6)	8,203	8,025,885
Motel 6 Trust:
Series 2017-MTL6, Class D, 2.223%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	475	476,819
Series 2017-MTL6, Class E, 3.323%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(2)	803	806,384
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	3,115	3,255,437
WFLD Mortgage Trust:
Series 2014-MONT, Class B, 3.88%, 8/10/31(1)(4)	1,180	1,148,884
Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(4)	2,700	2,439,260
Total Commercial Mortgage-Backed Securities (identified cost $189,106,813)		$195,681,925

Corporate Bonds — 44.4%

Security	Principal Amount (000's omitted)	Value
Basic Materials — 0.4%
LG Chem, Ltd.:
3.25%, 10/15/24(1)	$6,400	$ 6,882,641
3.625%, 4/15/29(1)	3,325	3,673,060
		$ 10,555,701
Communications — 4.2%
AT&T, Inc.:
3.10%, 2/1/43	$3,014	$ 2,959,256
3.55%, 9/15/55(1)	4,692	4,714,564
3.65%, 6/1/51	11,356	11,819,418
3.65%, 9/15/59(1)	822	834,839
3.80%, 12/1/57(1)	4,973	5,190,707
4.90%, 6/15/42	3,000	3,636,857
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	14,367	16,531,968
Comcast Corp.:
2.45%, 8/15/52(7)	7,484	6,775,496
4.70%, 10/15/48	3,180	4,107,024
Crown Castle Towers, LLC, 3.663%, 5/15/45(1)	2,100	2,245,603
Discovery Communications, LLC, 5.20%, 9/20/47	4,650	5,788,885
NBCUniversal Media, LLC, 4.45%, 1/15/43	1,500	1,846,406
Nokia Oyj:
4.375%, 6/12/27	4,025	4,458,009
6.625%, 5/15/39	5,100	6,615,592

Calvert
Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Communications (continued)
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	$2,440	$ 2,861,110
SES S.A., 5.30%, 4/4/43(1)	1,457	1,712,629
T-Mobile USA, Inc.:
2.25%, 11/15/31	2,303	2,280,442
2.55%, 2/15/31	2,306	2,338,284
2.625%, 4/15/26	3,881	3,977,967
4.50%, 4/15/50	5,412	6,451,012
		$ 97,146,068
Consumer, Cyclical — 3.3%
7-Eleven, Inc., 0.80%, 2/10/24(1)	$5,582	$5,570,292
American Airlines Pass-Through Trust:
4.40%, 9/22/23	1,498	1,468,357
5.25%, 1/15/24	1,812	1,783,179
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26(1)	5,241	5,555,460
Delta Air Lines, Inc., 3.625%, 3/15/22	4,302	4,363,378
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	4,954	5,511,652
Ford Motor Credit Co., LLC:
1.068%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	5,522	5,515,233
1.256%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	8,277	8,247,561
2.979%, 8/3/22	13,035	13,248,383
3.087%, 1/9/23	4,205	4,294,356
4.14%, 2/15/23	1,770	1,836,375
Macy's Retail Holdings, LLC, 2.875%, 2/15/23	3,561	3,607,329
Nordstrom, Inc.:
4.25%, 8/1/31(1)(7)	2,782	2,900,801
4.375%, 4/1/30(7)	4,561	4,760,069
5.00%, 1/15/44	4,675	4,666,659
Tesla, Inc., 5.30%, 8/15/25(1)	3,737	3,867,384
		$77,196,468
Consumer, Non-cyclical — 3.2%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$1,014	$1,068,503
4.25%, 11/1/29(1)	5,174	5,600,855
Block Financial, LLC, 3.875%, 8/15/30	4,627	5,006,612
Centene Corp.:
2.50%, 3/1/31	6,111	6,034,612
3.375%, 2/15/30	2,435	2,548,654
4.25%, 12/15/27	2,693	2,841,115
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	2,149	2,139,665
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	3,930	3,802,766
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	3,965	4,247,532
CVS Health Corp., 3.00%, 8/15/26	8,284	8,942,306
Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
CVS Pass-Through Trust, 6.036%, 12/10/28	$1,470	$ 1,722,573
Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	10,210	9,362,702
Ford Foundation (The), 2.415%, 6/1/50	6,560	6,329,533
Kaiser Foundation Hospitals, 3.15%, 5/1/27	4,091	4,480,190
Kraft Heinz Foods Co., 4.375%, 6/1/46	7,422	8,424,229
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000	1,163,944
Smithfield Foods, Inc., 3.00%, 10/15/30(1)	1,114	1,124,557
		$ 74,840,348
Energy — 0.8%
NuStar Logistics, L.P.:
6.00%, 6/1/26	$3,172	$3,447,964
6.375%, 10/1/30	1,616	1,789,954
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	4,615	4,735,775
5.00%, 1/31/28(1)	9,237	9,807,754
		$19,781,447
Financial — 18.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.50%, 9/15/23	$4,780	$5,127,305
4.625%, 7/1/22	4,544	4,726,261
6.50%, 7/15/25	2,742	3,218,138
Affiliated Managers Group, Inc., 3.30%, 6/15/30	6,123	6,618,427
Agree L.P., 2.00%, 6/15/28	2,150	2,134,649
Air Lease Corp., 2.875%, 1/15/26	2,543	2,673,957
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	3,899	4,014,021
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	5,050	4,916,453
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(8)	6,352	6,616,243
Bank of America Corp.:
0.981% to 9/25/24, 9/25/25(8)	7,087	7,085,356
1.734% to 7/22/26, 7/22/27(8)	11,300	11,393,038
1.898% to 7/23/30, 7/23/31(8)	8,200	7,979,251
1.922% to 10/24/30, 10/24/31(8)	6,525	6,365,517
2.087% to 6/14/28, 6/14/29(8)	4,867	4,911,128
2.456% to 10/22/24, 10/22/25(8)	15,612	16,341,824
3.824% to 1/20/27, 1/20/28(8)	6,032	6,700,006
Bank of Montreal, 2.05%, 11/1/22	11,317	11,583,977
Bank of Nova Scotia (The), 2.375%, 1/18/23	7,809	8,053,709
BankUnited, Inc., 5.125%, 6/11/30	3,601	4,203,673
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	5,136	5,200,714
5.125% to 1/18/28, 1/18/33(1)(8)	1,686	1,761,364
Capital One Financial Corp.:
3.30%, 10/30/24	4,779	5,150,534

Calvert
Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Capital One Financial Corp.: (continued)
4.20%, 10/29/25	$2,100	$ 2,346,080
CI Financial Corp.:
3.20%, 12/17/30	5,188	5,329,981
4.10%, 6/15/51	2,805	2,937,122
Citigroup, Inc.:
0.776% to 10/30/23, 10/30/24(8)	10,100	10,128,545
1.678% to 5/15/23, 5/15/24(8)	11,282	11,523,166
2.666% to 1/29/30, 1/29/31(8)	4,162	4,300,263
3.106% to 4/8/25, 4/8/26(8)	4,706	5,038,909
3.887% to 1/10/27, 1/10/28(8)	16,815	18,729,149
4.00% to 12/10/25(8)(9)	3,895	4,036,194
Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(8)	2,947	3,122,906
Digital Realty Trust, L.P., 4.75%, 10/1/25	2,035	2,315,813
Discover Bank:
3.45%, 7/27/26	1,750	1,912,352
4.682% to 8/9/23, 8/9/28(8)	4,790	5,091,602
Discover Financial Services:
3.95%, 11/6/24	1,500	1,636,611
6.125% to 6/23/25(8)(9)	947	1,066,275
Extra Space Storage L.P., 2.55%, 6/1/31	4,159	4,192,108
Goldman Sachs Group, Inc. (The), 2.905% to 7/24/22, 7/24/23(8)	3,656	3,748,180
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	5,833	5,884,039
6.00%, 4/15/25(1)	6,528	6,900,455
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	5,270	5,342,462
5.00%, 7/15/28(1)	1,050	1,093,208
JPMorgan Chase & Co.:
0.63%, (SOFR + 0.58%), 3/16/24(2)	9,428	9,492,383
1.578% to 4/22/26, 4/22/27(8)	7,700	7,743,484
2.522% to 4/22/30, 4/22/31(8)	6,500	6,694,204
2.739% to 10/15/29, 10/15/30(8)	4,603	4,821,494
2.956% to 5/13/30, 5/13/31(8)	2,688	2,826,683
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	4,662	5,011,117
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(8)	5,017	5,234,384
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(8)	5,771	5,746,418
3.624%, 6/3/30(1)	3,355	3,552,570
Mastercard, Inc., 1.90%, 3/15/31	2,989	3,023,842
National Australia Bank, Ltd., 3.625%, 6/20/23	2,650	2,813,873
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(8)	4,701	4,685,766
Newmark Group, Inc., 6.125%, 11/15/23	3,000	3,305,814
Security	Principal Amount (000's omitted)	Value
Financial (continued)
OneMain Finance Corp., 3.50%, 1/15/27	$3,050	$ 3,076,688
PNC Bank NA, 2.70%, 11/1/22	5,000	5,149,322
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	21,798	22,879,614
Radian Group, Inc., 4.875%, 3/15/27	5,668	6,180,841
SBA Tower Trust, 3.722%, 4/9/48(1)	4,150	4,200,091
SITE Centers Corp., 3.625%, 2/1/25	4,767	5,041,424
Societe Generale S.A., 4.75% to 5/26/26(1)(8)(9)	3,046	3,164,033
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(8)	2,304	2,315,493
1.319% to 10/14/22, 10/14/23(1)(8)	2,857	2,885,170
1.456% to 1/14/26, 1/14/27(1)(8)	2,960	2,936,443
Stifel Financial Corp., 4.00%, 5/15/30	4,782	5,311,835
Sun Communities Operating L.P., 2.70%, 7/15/31	1,895	1,898,953
Synovus Bank/Columbus, GA:
2.289% to 2/10/22, 2/10/23(8)	9,250	9,323,211
4.00% to 10/29/25, 10/29/30(8)	3,445	3,660,313
Synovus Financial Corp., 3.125%, 11/1/22	1,267	1,303,247
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(8)	3,024	3,149,345
Truist Financial Corp.:
1.267% to 3/2/26, 3/2/27(8)	4,714	4,711,115
5.10% to 3/1/30(8)(9)	4,856	5,469,070
UBS AG, 1.25%, 6/1/26(1)	5,867	5,854,214
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(8)	6,300	6,177,497
4.375% to 2/10/31(1)(8)(9)	2,686	2,751,001
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(8)	2,617	2,856,348
Welltower, Inc., 2.75%, 1/15/31(7)	3,755	3,875,175
Westpac Banking Corp., 2.668% to 11/15/30, 11/15/35(8)	3,506	3,452,954
		$426,026,394
Government - Multinational — 4.1%
Asian Development Bank, 3.125%, 9/26/28	$5,500	$6,179,846
European Investment Bank:
2.375%, 5/24/27	17,185	18,453,916
2.875%, 6/13/25(1)	28,515	30,944,554
International Bank for Reconstruction & Development:
0.18%, (SOFR + 0.13%), 1/13/23(2)	10,100	10,104,747
0.875%, 7/15/26	5,000	4,991,635
1.375%, 4/20/28	7,700	7,769,210
3.125%, 11/20/25	12,050	13,260,000
Nordic Investment Bank, 2.25%, 9/30/21	4,056	4,077,166
		$95,781,074

Calvert
Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government - Regional — 0.5%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	$12,390	$ 12,342,103
		$ 12,342,103
Industrial — 3.3%
FedEx Corp., 4.55%, 4/1/46	$6,660	$ 8,101,865
Flowserve Corp., 3.50%, 10/1/30	2,453	2,590,377
Hexcel Corp.:
4.20%, 2/15/27	4,509	4,856,635
4.95%, 8/15/25	1,557	1,716,447
Jabil, Inc.:
3.00%, 1/15/31(7)	10,766	11,091,588
3.60%, 1/15/30	6,161	6,677,833
4.70%, 9/15/22	3,613	3,791,785
nVent Finance S.a.r.l., 4.55%, 4/15/28	10,846	11,930,210
Owens Corning, 3.95%, 8/15/29	11,701	13,232,919
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21(1)	2,040	2,041,537
3.00%, 7/15/22(1)	1,750	1,790,499
3.55%, 4/15/24(1)	3,200	3,401,361
Valmont Industries, Inc., 5.25%, 10/1/54	3,846	4,785,869
		$76,008,925
Other Revenue — 0.4%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$9,400	$9,652,920
		$9,652,920
Technology — 1.9%
Apple, Inc., 3.00%, 6/20/27	$5,686	$6,255,034
DXC Technology Co.:
4.125%, 4/15/25	3,167	3,482,639
4.25%, 4/15/24	879	954,146
4.75%, 4/15/27	1,748	2,014,322
Hewlett Packard Enterprise Co., 0.914%, (3 mo. USD LIBOR + 0.72%), 10/5/21(2)	3,449	3,449,825
Microsoft Corp., 2.525%, 6/1/50	3,800	3,742,059
Seagate HDD Cayman:
3.375%, 7/15/31(1)	3,170	3,067,498
4.091%, 6/1/29(1)	3,087	3,164,762
4.875%, 3/1/24	2,145	2,317,790
5.75%, 12/1/34	5,910	6,809,177
Western Digital Corp., 4.75%, 2/15/26	7,504	8,348,200
		$43,605,452
Utilities — 4.0%
AES Corp. (The), 2.45%, 1/15/31(1)	$8,500	$8,423,893
Security	Principal Amount (000's omitted)	Value
Utilities (continued)
American Water Capital Corp.:
2.30%, 6/1/31	$11,375	$ 11,573,836
2.95%, 9/1/27	3,590	3,874,231
Avangrid, Inc.:
3.15%, 12/1/24	8,551	9,152,043
3.80%, 6/1/29	7,100	8,021,270
Clearway Energy Operating, LLC, 5.00%, 9/15/26	4,235	4,365,141
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	2,571	2,829,205
Enel Finance International NV, 2.65%, 9/10/24(1)	7,485	7,873,026
MidAmerican Energy Co.:
3.15%, 4/15/50	3,240	3,469,363
4.25%, 7/15/49	4,815	6,075,892
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	4,989	5,050,595
NextEra Energy Operating Partners, L.P.:
4.25%, 7/15/24(1)	2,719	2,872,229
4.25%, 9/15/24(1)	324	342,225
4.50%, 9/15/27(1)	2,000	2,168,300
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	3,518	3,467,304
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	9,421	9,776,172
Public Service Co. of Colorado, 3.70%, 6/15/28	2,581	2,915,518
		$92,250,243
Total Corporate Bonds (identified cost $999,855,794)		$1,035,187,143

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(10)(11)	$5,000	$ 4,900,100
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22(11)(12)	490	464,040
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22(11)(12)	631	570,954
Total High Social Impact Investments (identified cost $6,121,000)		$ 5,935,094

Preferred Stocks — 0.9%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(8)	95,624	$ 2,114,247
		$ 2,114,247

Calvert
Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 0.4%
Brookfield Property Partners, L.P.:
Series A, 5.75%	100,000	$ 2,497,000
Series A2, 6.375%	211,400	5,559,820
		$ 8,056,820
Wireless Telecommunication Services — 0.4%
United States Cellular Corp.:
5.50%	340,800	$ 8,925,552
6.25%	40,000	1,094,800
		$10,020,352
Total Preferred Stocks (identified cost $19,593,777)		$20,191,419

Senior Floating-Rate Loans(13) — 3.4%

Borrower/Description	Principal Amount (000's omitted)	Value
Automotive — 0.1%
Clarios Global, L.P., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/30/26	$2,093	$ 2,078,377
		$ 2,078,377
Building and Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$2,584	$ 2,566,075
		$ 2,566,075
Business Equipment and Services — 0.1%
CCC Information Services, Inc., Term Loan, 4/29/24(14)	$1,377	$ 1,378,475
		$ 1,378,475
Cable and Satellite Television — 0.5%
CSC Holdings, LLC, Term Loan, 2.323%, (1 mo. USD LIBOR + 2.25%), 7/17/25	$2,244	$2,220,312
UPC Financing Partnership, Term Loan, 3.073%, (1 mo. USD LIBOR + 3.00%), 1/31/29	4,125	4,105,233
Virgin Media Bristol, LLC, Term Loan, 1/31/29(14)	5,600	5,597,810
		$11,923,355
Drugs — 0.2%
PPD, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 1/13/28	$3,791	$3,790,265
		$3,790,265
Borrower/Description	Principal Amount (000's omitted)	Value
Electronics/Electrical — 1.0%
Banff Merger Sub, Inc., Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 10/2/25	$5,783	$ 5,756,248
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	5,275	5,292,505
MA FinanceCo., LLC, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24	160	158,461
Seattle Spinco, Inc., Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24	1,080	1,070,129
SS&C European Holdings S.a.r.l., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25	503	497,614
SS&C Technologies, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25	662	654,961
Ultimate Software Group, Inc. (The), Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 5/4/26	5,113	5,121,846
VS Buyer, LLC, Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 2/28/27	4,229	4,213,392
		$22,765,156
Equipment Leasing — 0.0%(15)
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$1,329	$1,327,367
		$1,327,367
Health Care — 0.5%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$5,041	$5,040,974
ICON Luxembourg S.a.r.l.:
Term Loan, 7/3/28(14)	4,003	4,015,228
Term Loan, 7/3/28(14)	997	1,000,397
Select Medical Corporation, Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 3/6/25	2,250	2,238,048
		$12,294,647
Insurance — 0.4%
Asurion, LLC:
Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$2,783	$2,771,332
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 12/23/26	1,313	1,299,959
USI, Inc., Term Loan, 3.147%, (3 mo. USD LIBOR + 3.00%), 5/16/24	5,111	5,071,014
		$9,142,305
Leisure Goods/Activities/Movies — 0.0%(15)
Bombardier Recreational Products, Inc., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$788	$780,300
		$780,300

Calvert
Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Telecommunications — 0.5%
CenturyLink, Inc., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$5,167	$ 5,106,015
Level 3 Financing, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/1/27	811	800,206
Ziggo Financing Partnership, Term Loan, 2.573%, (1 mo. USD LIBOR + 2.50%), 4/30/28	5,185	5,141,073
		$ 11,047,294
Total Senior Floating-Rate Loans (identified cost $78,961,190)		$ 79,093,616

Sovereign Government Bonds — 1.4%

Security	Principal Amount (000's omitted)	Value
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	$3,653	$ 3,431,407
1.75%, 9/14/29	14,365	14,835,861
2.00%, 9/29/22	8,660	8,857,266
Kuntarahoitus Oyj, 1.375%, 9/21/21(1)	1,475	1,478,984
Nederlandse Waterschapsbank NV, 2.125%, 11/15/21(1)	3,510	3,535,922
Total Sovereign Government Bonds (identified cost $31,986,154)		$ 32,139,440

Taxable Municipal Obligations — 3.7%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.7%
Commonwealth of Massachusetts, 5.456%, 12/1/39(16)	$750	$ 1,036,793
Los Angeles Unified School District, CA, 5.75%, 7/1/34(16)	3,750	5,068,312
Massachusetts, Green Bonds, 3.277%, 6/1/46	4,770	5,327,995
New York City, NY, 5.206%, 10/1/31(16)	1,030	1,263,171
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	3,085	3,452,454
		$ 16,148,725
Special Tax Revenue — 1.4%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.361%, 6/1/26	$5,565	$5,889,050
2.484%, 6/1/27	3,980	4,233,805
2.534%, 6/1/28	4,980	5,301,360
2.584%, 6/1/29	2,715	2,890,606
2.984%, 6/1/33	3,060	3,272,333
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
California Health Facilities Financing Authority, (No Place Like Home Program): (continued)
3.034%, 6/1/34	$2,195	$ 2,345,094
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(16)	3,800	4,645,652
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(16)	3,540	4,555,838
		$ 33,133,738
Water and Sewer — 1.6%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,170	$ 1,662,933
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds:
2.094%, 9/1/30	2,495	2,553,033
2.184%, 9/1/31	1,985	2,029,623
2.264%, 9/1/32	1,780	1,816,935
2.344%, 9/1/33	1,945	1,981,780
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	2,130	2,092,640
Green Bonds, 1.701%, 5/1/31	1,925	1,905,192
Green Bonds, 1.951%, 5/1/34	1,120	1,110,469
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	19,705	21,129,868
		$36,282,473
Total Taxable Municipal Obligations (identified cost $79,277,779)		$85,564,936

U.S. Government Agencies and Instrumentalities — 1.3%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	$1,558	$ 1,597,077
2.618%, 8/1/23	778	813,937
2.668%, 8/1/24	2,726	2,886,593
2.738%, 8/1/25	2,726	2,936,968
3.435%, 8/1/34	3,060	3,405,768
3.485%, 8/1/35	1,720	1,949,073
3.535%, 8/1/36	929	1,042,309
3.585%, 8/1/37	3,170	3,604,074
3.635%, 8/1/38	657	743,784
U.S. International Development Finance Corp.:
1.79%, 10/15/29	1,681	1,740,643
2.36%, 10/15/29	1,392	1,476,813
3.22%, 9/15/29	2,359	2,589,880

Calvert
Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. International Development Finance Corp.: (continued)
3.52%, 9/20/32	$5,233	$ 5,850,308
Total U.S. Government Agencies and Instrumentalities (identified cost $28,893,674)		$ 30,637,227

U.S. Government Agency Mortgage-Backed Securities — 11.1%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Pool #ZT0383, 3.50%, 3/1/48	$2,594	$ 2,737,194
Federal National Mortgage Association:
30-Year, 2.00%, TBA(17)	11,238	11,356,692
30-Year, 2.50%, TBA(17)	80,715	83,495,878
30-Year, 3.00%, TBA(17)	96,135	100,235,778
Pool #AN1879, 2.65%, 6/1/26	2,735	2,930,397
Pool #AN1909, 2.68%, 7/1/26	3,000	3,225,862
Pool #BM3990, 4.00%, 3/1/48	6,253	6,684,325
Pool #FM1867, 3.00%, 11/1/49	7,192	7,494,733
Pool #FM6803, 2.00%, 4/1/51	4,671	4,761,436
Pool #FM7023, 3.00%, 7/1/49	6,502	6,777,664
Pool #MA3149, 4.00%, 10/1/47	7,232	7,760,618
Government National Mortgage Association II:
Pool #CB2653, 2.50%, 3/20/51	6,631	6,907,772
Pool #CB8627, 2.50%, 4/20/51	2,567	2,687,021
Pool #CB8628, 2.50%, 4/20/51	2,438	2,551,775
Pool #CB8629, 2.50%, 4/20/51	8,748	9,155,797
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $258,439,494)		$258,762,942

U.S. Treasury Obligations — 16.2%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$970	$ 834,806
1.375%, 11/15/40	4,215	3,787,902
1.375%, 8/15/50	7,729	6,518,023
1.875%, 2/15/41	10,905	10,678,381
1.875%, 2/15/51	22,770	21,738,234
2.00%, 2/15/50	732	719,362
2.25%, 5/15/41	5,100	5,307,984
2.25%, 8/15/49	17,265	17,890,856
2.375%, 11/15/49	16,850	17,947,883
2.375%, 5/15/51	27,654	29,531,768
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
2.875%, 5/15/49	$4,593	$ 5,379,262
U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28(18)	19,466	22,349,683
U.S. Treasury Notes:
0.125%, 6/30/23	17,397	17,355,886
0.25%, 5/15/24	14,952	14,871,399
0.25%, 6/15/24	9,971	9,910,629
0.375%, 11/30/25	9,346	9,178,963
0.375%, 12/31/25	15,185	14,899,688
0.375%, 1/31/26	10,621	10,409,825
0.50%, 2/28/26	16,870	16,617,280
0.75%, 3/31/26	16,725	16,657,715
0.75%, 4/30/26	3,700	3,681,645
0.75%, 1/31/28	6,738	6,564,550
1.125%, 2/29/28	16,382	16,335,926
1.25%, 7/31/23	16,538	16,876,516
1.25%, 3/31/28	16,933	17,002,452
1.25%, 4/30/28	15,397	15,447,521
1.25%, 5/31/28	16,433	16,476,650
1.25%, 6/30/28	16,266	16,292,686
2.50%, 8/15/23	16,173	16,932,371
Total U.S. Treasury Obligations (identified cost $372,914,031)		$378,195,846

Calvert
Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 1.6%
Affiliated Fund — 0.8%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(19)	19,652,972	$ 19,652,972
Total Affiliated Fund (identified cost $19,652,972)		$ 19,652,972
Securities Lending Collateral — 0.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(20)	18,356,518	$ 18,356,518
Total Securities Lending Collateral (identified cost $18,356,518)		$ 18,356,518
Total Short-Term Investments (identified cost $38,009,490)		$ 38,009,490
Total Investments — 110.0% (identified cost $2,502,496,560)		$2,565,056,639
Other Assets, Less Liabilities — (10.0)%		$ (233,896,176)
Net Assets — 100.0%		$2,331,160,463

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $695,336,995 or 29.8% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2021.
(3)	Step coupon security. Interest rate represents the rate in effect at June 30, 2021.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2021.
(5)	When-issued, variable rate security whose interest rate will be determined after June 30, 2021.
(6)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.
(7)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $18,904,992 and the total market value of the collateral received by the Fund was $19,422,663, comprised of cash of $18,356,518 and U.S. government and/or agencies securities of $1,066,145.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	May be deemed to be an affiliated company.
(11)	Restricted security. Total market value of restricted securities amounts to $5,935,094, which represents 0.2% of the net assets of the Fund as of June 30, 2021.
(12)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2021.
(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	This Senior Loan will settle after June 30, 2021, at which time the interest rate will be determined.
(15)	Amount is less than 0.05%.
(16)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(17)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(18)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(19)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
(20)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	22	Long	9/30/21	$2,715,453	$(17,225)
U.S. 10-Year Treasury Note	141	Long	9/21/21	18,682,500	48,775
U.S. Long Treasury Bond	247	Long	9/21/21	39,705,250	1,140,788
U.S. Ultra 10-Year Treasury Note	(1,691)	Short	9/21/21	(248,920,484)	(4,362,687)
					$(3,190,349)
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$5,000,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22	11/13/15	490,000
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22	11/13/15	631,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
USD	– United States Dollar

Calvert
Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. The Fund enters into futures contracts to hedge against fluctuations in interest rates and to manage overall duration.
At June 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At June 30, 2021, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated companies/issuers and funds was $42,351,372, which represents 1.8% of the Fund's net assets. Transactions in the Notes and affiliated companies/issuers and funds by the Fund for the fiscal year to date ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.773%, (1 mo. USD LIBOR +0.70%), 11/15/34(1)	$ —	$ 4,603,594	$ —	$ —	$ (3,097)	$ 9,772,415	$ 25,131	$ 9,765,000
Series 2019-BPR, Class A, 1.473%, (1 mo. USD LIBOR+1.40%), 5/15/36(1)	—	—	—	—	46,148	8,025,885	42,009	8,203,000
Corporate Bonds
Morgan Stanley:
0.71%, (SOFR + 0.70%), 1/20/23(1)	—	—	(13,478,007)	39,007	(63,699)	—	6,346	—
4.875%, 11/1/22(1)	—	—	(2,213,631)	78,819	(88,350)	—	6,744	—
High Social Impact Investments
Calvert Impact Capital, Inc.:
Community Investment Notes, 1.50%, 12/15/20(2)	5,265,161	—	(5,291,992)	—	26,831	—	16,537	—
Community Investment Notes, 1.50%, 12/15/23(2)	—	5,000,000	—	—	(99,900)	4,900,100	40,833	5,000,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	122,314,034	642,446,764	(745,099,220)	(12,548)	3,942	19,652,972	72,857	19,652,972
Totals				$105,278	$(178,125)	$42,351,372	$210,457

(1)	May be deemed to be an affiliated issuer as of March 1, 2021.
(2)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund’s holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$323,953,391	$ —	$323,953,391
Collateralized Mortgage Obligations	—	81,704,170	—	81,704,170
Commercial Mortgage-Backed Securities	—	195,681,925	—	195,681,925
Corporate Bonds	—	1,035,187,143	—	1,035,187,143
High Social Impact Investments	—	5,935,094	—	5,935,094
Preferred Stocks	20,191,419	—	—	20,191,419
Senior Floating-Rate Loans	—	79,093,616	—	79,093,616
Sovereign Government Bonds	—	32,139,440	—	32,139,440
Taxable Municipal Obligations	—	85,564,936	—	85,564,936
U.S. Government Agencies and Instrumentalities	—	30,637,227	—	30,637,227
U.S. Government Agency Mortgage-Backed Securities	—	258,762,942	—	258,762,942
U.S. Treasury Obligations	—	378,195,846	—	378,195,846
Short-Term Investments:
Affiliated Fund	—	19,652,972	—	19,652,972
Securities Lending Collateral	18,356,518	—	—	18,356,518
Total Investments	$38,547,937	$2,526,508,702	$ —	$2,565,056,639
Futures Contracts	$1,189,563	$ —	$ —	$1,189,563
Total	$39,737,500	$2,526,508,702	$ —	$2,566,246,202
Liability Description
Futures Contracts	$(4,379,912)	$ —	$ —	$(4,379,912)
Total	$(4,379,912)	$ —	$ —	$(4,379,912)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.